UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West MFS International Value Fund (Initial Class and Class L)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

For the twelve months ended December 31, 2014, the Great-West MFS International Value Fund (Initial Class shares) returned 0.99%. This compares with a return of -5.39% for the Fund’s benchmark index, the MSCI EAFE® Value Index.

Early in the period, U.S. equities suffered what proved to be a temporary setback due to concerns over emerging markets as well what was perceived at the time to be a pause in U.S. economic growth, partially caused by extreme weather events and a weak December 2013 labor market report. Markets soon recovered as the economic pause concluded and investors appeared to have become increasingly comfortable that newly-installed Federal Reserve Chair Janet Yellen would not make any substantial changes to the trajectory of Federal Reserve monetary policy.

A generally risk-friendly, carry trade environment persisted from February 2014 until mid-year. While geopolitical tensions flared in the Middle East and Russia/Ukraine, any market setbacks were short-lived as improving economic growth in the U.S., coupled with prospects for easier monetary policy in regions with slowing growth, such as Japan, Europe and China, supported risk assets. For example, the European Central Bank (“ECB”) cut policy interest rates into negative territory and, by the end of the period, expectations were for additional rate cuts and the announcement for non-conventional easing measures. Similarly, the Bank of Japan surprised markets late in the period with fresh stimulus measures given lackluster growth trends. The related decline in developed market government bond yields and credit spreads were also supportive for equity markets. At the end of the period, the U.S. equity market was trading close to all-time highs and U.S. Treasury yields were close to their lows for the period. However, credit markets did not fare as well in the second half of 2014, particularly U.S. high yield and emerging market debt. The higher weightings of oil and gas credits in these asset classes resulted in widening spreads and increased volatility as oil prices began to decline in an accelerated fashion in the fourth quarter.

Strong stock selection within the basic materials sector contributed to performance relative to the MSCI EAFE® Value Index. The Fund’s holdings of life science and technology company Sigma-Aldrich (United States) and flavors and fragrances companies, Givaudan (Switzerland) and Symrise (Germany), bolstered relative returns as all three stocks outperformed the benchmark over the reporting period.

Positive stock selection and, to a lesser extent, an overweight position in the consumer staples sector was another factor that contributed to relative performance, led by the Fund’s holdings of consumer and chemical products manufacturer Kao Corp. (Japan) and household products manufacturer Reckitt Benckiser (United Kingdom).

Stock selection within the financial services sector also strengthened relative returns. Within this sector, an overweight position in real estate company Deutsche Wohnen (Germany) supported relative performance as the stock outpaced the benchmark over the reporting period.

Elsewhere, other top relative contributors included the Fund’s holdings of semiconductor manufacturer Taiwan Semiconductor (Taiwan), catering company Compass Group (United Kingdom), distribution and outsourcing service provider Bunzl (United Kingdom) and financial services company Fairfax Financial Holdings (Canada).

The Fund’s underweight position in the utilities & communications sector detracted from relative performance, as this sector was one of the stronger-performing sectors within the benchmark over the reporting period. Here, the Fund’s position in weak-performing independent oil and gas exploration and development company Cairn Energy (United Kingdom) was a notable detractor from relative results.

Weak stock selection within the leisure sector also held back relative performance, led by the Fund’s holdings of television network operator Fuji Television Network (Japan), which turned in poor performance over the reporting period.

Elsewhere, not owning shares of biopharmaceutical firm AstraZeneca (United Kingdom), automotive company Toyota Motor (Japan) and telecommunications company Orange (France) held back relative performance as all three stocks outpaced the benchmark. The Fund’s overweight positions in pharmaceutical firm GlaxoSmithKline (United Kingdom) and education company Pearson (United Kingdom) also dampened relative results. Other top relative detractors during the period included owning shares of retailer Esprit (Hong Kong) and mailroom equipment company Neopost (France) and an unfavorable impact from the Fund’s holdings of currency options.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	MSCI EAFE Index	MSCI EAFE Value Index
	10,000.00	10,000.00	10,000.00
2005	11,672.00	11,354.00	11,380.00
2006	15,856.41	14,344.64	14,837.24
2007	16,849.02	15,946.94	15,721.54
2008	7,792.67	9,029.16	8,789.92
2009	10,260.61	11,898.62	11,798.70
2010	11,205.10	12,820.77	12,182.16
2011	10,995.57	11,264.33	10,699.59
2012	12,886.80	13,215.31	12,592.35
2013	16,493.23	16,225.49	15,482.50
2014	16,656.89	15,430.17	14,647.30

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years / Since Inception
Initial Class	0.99%	10.17%	5.23%
Class L	0.61%	N/A	6.90%*

*Since inception on April 30, 2013.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Consumer, Non-cyclical	39.27%
Financial	18.83
Technology	10.35
Industrial	8.34
Communications	7.54
Basic Materials	5.03
Consumer, Cyclical	4.80
Energy	1.50
Short Term Investments	4.34
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)
Initial Class
Actual	$1,000.00	$957.36	$5.38

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

Class L
Actual	$1,000.00	$955.59	$7.14

Hypothetical (5% return before expenses)	$1,000.00	$1,017.91	$7.37

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares and 1.45% for Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

COMMON STOCK
Basic Materials — 5.03%
106,469	Brenntag AG (a)	$5,952,708
5,830	Givaudan SA (a)	10,458,188
65,640	Sigma-Aldrich Corp	9,010,403
129,650	Symrise AG (a)	7,810,801

		33,232,100

Communications — 7.55%
237,600	Fuji Media Holdings Inc (a)	2,930,242
306,100	KDDI Corp (a)	19,230,441
198,700	Nippon Television Holdings Inc (a)	2,916,564
624,486	TDC A/S (a)	4,762,896
1,120,990	Telefonaktiebolaget LM Ericsson Class B (a)	13,573,066
1,880,881	Vodafone Group PLC (a)	6,447,405

		49,860,614

Consumer, Cyclical — 4.80%
1,132,252	Compass Group PLC (a)	19,335,917
3,168,283	Esprit Holdings Ltd (a)(b)	3,779,410
33,200	Sankyo Co Ltd (a)	1,138,887
358,200	USS Co Ltd (a)	5,503,633
131,600	Yamaha Corp (a)	1,939,771

		31,697,618

Consumer, Non-cyclical — 37.04%
102,467	Bayer AG (a)	13,967,155
1,702,802	Brambles Ltd (a)	14,668,334
206,896	British American Tobacco PLC (a)	11,210,310
483,537	Bunzl PLC (a)	13,211,082
177,239	Colgate-Palmolive Co	12,263,166
362,633	Danone SA (a)	23,708,298
696,677	GlaxoSmithKline PLC (a)	14,940,825
153,171	Heineken NV (a)	10,876,344
230,760	Indivior PLC (c)	536,078
66,800	Ito En Ltd (a)(b)	1,209,802
388,700	Japan Tobacco Inc (a)	10,698,107
491,000	Kao Corp (a)	19,362,369
78,500	Kobayashi Pharmaceutical Co Ltd (a)	4,567,692
89,400	Kose Corp (a)	3,494,668
332,504	Nestle SA (a)	24,239,879
73,800	Nihon Kohden Corp (a)	3,636,603
181,005	Novartis AG (a)	16,787,033
248,986	Reckitt Benckiser Group PLC (a)	20,147,038
43,650	Roche Holding AG (a)	11,826,628
100,400	Santen Pharmaceutical Co Ltd (a)	5,405,012
144,900	Terumo Corp (a)	3,288,689
106,000	Toyo Suisan Kaisha Ltd (a)	3,413,083
163,241	UBM PLC (a)	1,219,699

		244,677,894

Energy — 1.50%
626,431	Cairn Energy PLC (a)(c)	1,730,461
256,800	Inpex Corp (a)	2,858,947

Shares		Fair Value

Energy — (continued)
159,192	Royal Dutch Shell PLC Class A (a)	$5,311,474

		9,900,882

Financial — 18.73%
286,177	Amlin PLC (a)	2,122,368
7,359,038	Bank of Ireland (a)(c)	2,761,788
291,805	Catlin Group Ltd (a)	3,037,434
322,000	Chiba Bank Ltd (a)(c)	2,110,035
427,000	Daiwa Securities Group Inc (a)	3,343,469
181,045	Deutsche Annington Immobilien SE (a)(b)	6,146,795
424,703	Deutsche Wohnen AG (a)	10,018,658
488,528	DNB ASA (a)	7,206,093
20,349	Euler Hermes Group (a)	2,107,166
20,870	Fairfax Financial Holdings Ltd	10,935,822
256,274	GAGFAH SA (a)(c)	5,723,220
316,000	Hachijuni Bank Ltd (a)(c)	2,029,856
338,773	Hiscox Ltd (a)	3,795,617
866,783	HSBC Holdings PLC (a)	8,189,561
378,147	IG Group Holdings PLC (a)(c)	4,222,695
517,286	ING Groep NV (a)(c)	6,683,178
202,247	Jardine Lloyd Thompson Group PLC	2,822,821
455,000	Joyo Bank Ltd (a)	2,253,110
60,677	Julius Baer Group Ltd (a)	2,770,391
31,577	Jyske Bank A/S (a)(c)	1,596,103
60,165	LEG Immobilien AG (a)	4,481,929
473,600	North Pacific Bank Ltd (a)	1,828,361
294,400	Sony Financial Holdings Inc (a)	4,335,076
152,400	Sumitomo Mitsui Financial Group Inc (a)	5,509,675
58,496	Sydbank A/S (a)(c)	1,799,557
260,830	TAG Immobilien AG (a)(b)(c)	3,028,913
331,578	UniCredit SpA (a)	2,123,966
34,347	Zurich Insurance Group AG (a)	10,733,518

		123,717,175

Industrial — 8.35%
1,951,789	Cobham PLC (a)	9,795,094
22,762	Geberit AG (a)	7,700,450
94,000	Glory Ltd (a)(b)	2,532,463
531,990	Halma PLC (a)	5,662,610
47,700	Hirose Electric Co Ltd (a)(c)	5,534,299
126,738	Legrand SA (a)	6,648,458
14,465	Schindler Holding AG (a)	2,088,228
107,059	Spectris PLC (a)	3,494,697
589,400	Yamato Holdings Co Ltd (a)	11,671,120

		55,127,419

Technology — 10.36%
39,989	Accenture PLC Class A	3,571,418
236,597	Amadeus IT Holding SA Class A (a)	9,423,051
151,722	Analog Devices Inc	8,423,605
49,364	ASM International NV (a)	2,090,504
461,767	Computershare Ltd (a)	4,417,102

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Technology — (continued)
64,653	Dassault Systemes (a)	$3,942,576
403,438	Infineon Technologies AG (a)	4,269,135
77,225	Neopost SA	4,405,528
306,300	Nomura Research Institute Ltd (a)	9,368,239
140,700	Obic Co Ltd (a)(c)	4,565,674
454,615	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	10,174,284
70,829	Texas Instruments Inc	3,786,873

		68,437,989

TOTAL COMMON STOCK — 93.36% (Cost $510,738,340)		$616,651,691

PREFERRED STOCK
Consumer, Non-cyclical — 2.26%
138,574	Henkel AG & Co KGaA (a)	14,926,938

TOTAL PREFERRED STOCK — 2.26% (Cost $10,144,039)		$14,926,938

Contract Value

PURCHASED OPTIONS
5,680,280	Euro Call, Japanese Yen Put Currency Option, strike price 161.50 EUR, expiration July 2015	23,392
8,050,991	Japanese Yen Put, Euro Call Currency Option, strike price 153.49 JPY, expiration April 2015	52,451
1,717,436,033	Japanese Yen Put, U.S. Dollar Call Currency Option, strike price 116.50 JPY, expiration July 2015	676,962

TOTAL PURCHASED OPTIONS — 0.11% (Cost $433,205)		$752,805

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.51%
$10,000,000	International Bank for Reconstruction & Development 0.12%, 01/08/2015	9,999,767

U.S. Government Agency Bonds and Notes — 1.21%
	Federal Home Loan Bank
5,000,000	0.00%, 01/02/2015	5,000,000
3,000,000	0.03%, 01/16/2015	2,999,962

		7,999,962

Principal Amount		Fair Value

Repurchase Agreements — 1.62%
$ 2,534,583	Undivided interest of 13.68% in a repurchase agreement (principal amount/value $18,535,607 with a maturity value of $18,535,710) with Scotia Capital (USA) Inc, 0.10%, dated 12/31/14 to be repurchased at $2,534,583 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.13%, 2/9/15 - 5/15/40, with a value of $18,906,436. (d)	$2,534,583

2,534,583	Undivided interest of 2.92% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $2,534,583 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (d)	2,534,583

2,534,583	Undivided interest of 3.02% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $2,534,583 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (d)	2,534,583

533,536	Undivided interest of 6.15% in a repurchase agreement (principal amount/value $8,673,204 with a maturity value of $8,673,243) with RBC Capital Markets Corp, 0.08%, dated 12/31/14 to be repurchased at $533,536 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00% - 5.00%, 5/1/15 - 12/20/44, with a value of $8,846,668. (d)	533,536

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of December 31, 2014

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 2,534,583	Undivided interest of 6.78% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $2,534,583 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 5.50%, 1/31/19 - 11/1/44, with a value of $38,142,906. (d)	$2,534,583

		10,671,868

TOTAL SHORT TERM INVESTMENTS — 4.34% (Cost $28,671,597)	$28,671,597

TOTAL INVESTMENTS — 100.07% (Cost $549,987,181)	$661,003,031

OTHER ASSETS & LIABILITIES, NET — (0.07)%	$(472,341)

TOTAL NET ASSETS — 100.00%	$660,530,690

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at December 31, 2014.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt

Currency Abbreviations:
EUR	Euro Dollar
JPY	Japanese Yen

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of December 31, 2014

Summary of Investments by Country as of December 31, 2014.

Country	Fair Value	Percentage of Fund Investments
Japan	$146,675,887	22.19%
United Kingdom	125,088,661	18.92
Switzerland	86,604,315	13.10
Germany	70,603,032	10.68
United States	62,908,449	9.52
France	40,812,026	6.17
Netherlands	24,961,500	3.78
Australia	19,085,436	2.89
Sweden	13,573,066	2.05
Canada	10,935,822	1.66
Taiwan	10,174,284	1.54
Spain	9,423,051	1.43
Denmark	8,158,556	1.23
Norway	7,206,093	1.09
Bermuda	6,833,051	1.03
Ireland	6,333,206	0.96
Luxembourg	5,723,220	0.87
Hong Kong	3,779,410	0.57
Italy	2,123,966	0.32

Total	$661,003,031	100.00%

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West MFS International Value Fund

ASSETS:
Investments in securities, fair value (including $10,153,221 of securities on loan)(a)	$650,331,163
Repurchase agreements, fair value(b)	10,671,868
Cash	9,031,401
Cash denominated in foreign currencies, fair value(c)	151
Subscriptions receivable	606,391
Receivable for investments sold	273,049
Dividends and interest receivable	1,238,266

Total Assets	672,152,289

LIABILITIES:
Payable to investment adviser	648,717
Payable upon return of securities loaned	10,671,868
Redemptions payable	300,894
Payable for distribution fees	120

Total Liabilities	11,621,599

NET ASSETS	$660,530,690

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,961,511
Paid-in capital in excess of par	571,239,466
Net unrealized appreciation	111,017,275
(Overdistributed) net investment income	(577,514)
Accumulated net realized loss	(27,110,048)

NET ASSETS	$660,530,690

NET ASSETS BY CLASS
Initial Class	$659,947,731

Class L	$582,959

CAPITAL STOCK:
Authorized
Initial Class	110,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	59,561,129
Class L	53,984

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.08

Class L	$10.80

(a) Cost of investments	$539,315,313
(b) Cost of repurchase agreements	$10,671,868
(c) Cost of cash denominated in foreign currencies	$151

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West MFS International Value Fund

INVESTMENT INCOME:
Interest	$2,595
Income from securities lending	214,026
Dividends	16,437,520
Foreign withholding tax	(2,041,883)

Total Income	14,612,258

EXPENSES:
Management fees	6,524,498
Audit fees	33,935
Bank and custodian fees	332,849
Distribution fees - Class L	3,543
Investment administration fees	193,207
Other	114,748

Total Expenses	7,202,780

Less amount reimbursed by investment adviser	24,157
Less amount waived by distributor - Class L	37

Net Expenses	7,178,586

NET INVESTMENT INCOME	7,433,672

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	39,787,625
Net change in unrealized depreciation on investments and foreign currency translations	(40,321,971)

Net Realized and Unrealized Loss	(534,346)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,899,326

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West MFS International Value Fund

OPERATIONS:
Net investment income	$7,433,672	$8,898,089
Net realized gain	39,787,625	33,673,803
Net change in unrealized appreciation (depreciation)	(40,321,971)	102,678,432

Net Increase in Net Assets Resulting from Operations	6,899,326	145,250,324

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(6,265,418)	(13,545,984)
Class L	(821)	(12,899)

From net investment income	(6,266,239)	(13,558,883)

From net realized gains
Initial Class	(2,086,048)	–
Class L	(1,910)	–

From net realized gains	(2,087,958)	0

Total Distributions	(8,354,197)	(13,558,883)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	160,891,875	180,792,723
Class L	3,668,267	647,297
Shares issued in reinvestment of distributions
Initial Class	8,351,466	13,545,984
Class L	2,731	12,899
Shares issued in connection with fund acquisition
Initial Class	N/A	15,791,432
Class L	N/A	41,871
Shares redeemed
Initial Class	(144,471,462)	(192,995,596)
Class L	(3,800,426)	(109,461)

Net Increase in Net Assets Resulting from Capital Share Transactions	24,642,451	17,727,149

Total Increase in Net Assets	23,187,580	149,418,590

NET ASSETS:
Beginning of year	637,343,110	487,924,520

End of year(a)	$660,530,690	$637,343,110

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	14,352,680	18,332,554
Class L	343,085	60,952
Shares issued in reinvestment of distributions
Initial Class	741,442	1,230,865
Class L	248	1,201
Shares issued in connection with fund acquisition
Initial Class	N/A	1,547,283
Class L	N/A	4,184
Shares redeemed
Initial Class	(12,831,240)	(18,817,443)
Class L	(345,591)	(10,095)

Net Increase	2,260,624	2,349,501

(a) Including (overdistributed) net investment income	$(577,514)	$(2,356,833)

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011	2010
Great-West MFS International Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$11.11		$8.87		$7.63		$7.91	$7.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.16	(a)	0.13	(a)	0.13	0.12
Net realized and unrealized gain (loss)	(0.01)		2.32		1.18		(0.28)	0.56

Total From Investment Operations	0.12		2.48		1.31		(0.15)	0.68

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.24)		(0.07)		(0.13)	(0.12)
From net realized gains	(0.04)		–		–		–	–

Total Distributions	(0.15)		(0.24)		(0.07)		(0.13)	(0.12)

NET ASSET VALUE, END OF YEAR	$11.08		$11.11		$8.87		$7.63	$7.91

TOTAL RETURN(b) (c)	0.99%		27.99%		17.20%		(1.87%)	9.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$659,948		$636,737		$487,925		$226,542	$261,393
Ratio of expenses to average net assets
Before reimbursement	1.10%		1.11%		1.15%		1.17%	1.18%
After reimbursement	1.10%		1.10%		1.14%		1.16%	1.17%
Ratio of net investment income to average net assets
Before reimbursement	N/A		1.53%		1.51%		1.99%	1.55%
After reimbursement	1.14%		1.54%		1.52%		1.99%	1.56%
Portfolio turnover rate(d)	29%		28%		20%		23%	32%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013(a)
Great-West MFS International Value Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.78		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.01	(b)
Net realized and unrealized gain (loss)	(0.14)		1.10

Total From Investment Operations	0.07		1.11

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.33)
From net realized gains	(0.04)		–

Total Distributions	(0.05)		(0.33)

NET ASSET VALUE, END OF YEAR	$10.80		$10.78

TOTAL RETURN(c) (d)	0.61%		11.10%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$583		$606
Ratio of expenses to average net assets
Before reimbursement and waiver	3.16%		23.14%	(f)
After reimbursement and waiver	1.45%		1.43%	(f)
Ratio of net investment income (loss) to average net assets
Before reimbursement and waiver	N/A		(21.50%)	(f)
After reimbursement and waiver	1.95%		0.21%	(f)
Portfolio turnover rate(g)	29%		28%

(a)	Class L inception date was April 30, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived and expenses reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including

Annual Report - December 31, 2014

model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2014

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$65,929,998	$550,721,693	$—	$616,651,691
Preferred Stock	—	14,926,938	—	14,926,938
Purchased Options	—	752,805	—	752,805
Short Term Investments	—	28,671,597	—	28,671,597

Total Assets	$65,929,998	$595,073,033	$0	$661,003,031

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of December 31, 2014, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2(a)	Transfer from Level 2 to Level 1(b)
Communications	$4,762,896	-
Financial	$8,253,961	$2,822,821
Technology	-	$4,405,528

(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the

Annual Report - December 31, 2014

Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013

Ordinary income	$8,354,197	$13,558,883

	$8,354,197	$13,558,883

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss
$(1,929,296)	$611,886	$1,317,410

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$–
Undistributed long-term capital gains	–
Net unrealized depreciation on foreign currency	(352,465)
Capital loss carryforwards	(24,113,655)
Post-October losses	(577)
Net unrealized appreciation	107,796,410

Tax composition of capital	$83,329,713

At December 31, 2014, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2014, the Fund utilized $39,576,170 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards as of December 31, 2014, were as follows:

Annual Report - December 31, 2014

Expiring
2017	$(24,113,655)

Total	$(24,113,655)

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$(577)	$–

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$553,206,621

Gross unrealized appreciation on investments	122,235,380
Gross unrealized depreciation on investments	(14,438,970)

Net unrealized appreciation on investments	$107,796,410

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.    RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including purchased options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that relates to the change in the value of equity securities as they relate to increases or decreases in the general market.

Annual Report - December 31, 2014

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Purchased Options

The Fund purchased exchange traded option contracts. Purchased call options may be used to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund’s exposure to an underlying instrument. Purchased put options may be used to reduce exposure to a decline in the value of securities, currency, or to decrease the Fund’s exposure to an underlying instrument. Purchased call or put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

When the Fund purchases a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When options expire, exercised or closed, the realized gain or loss is included in the Statement of Operations. The Fund held an average market value of $534,009 in options for the reporting period.

Valuation of derivative investments as of December 31, 2014 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (purchased options)	Investments in securities, fair value	$752,805

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (purchased options)	Net realized gain on investments and foreign currency transactions	$(413,954)	Net change in unrealized depreciation on investments and foreign currency translations	$(918,465)

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which

Annual Report - December 31, 2014

exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding distribution fees, of 1.20% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $197,787,897 and $181,869,598, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $10,153,221 and received collateral of $10,671,868 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. TAX INFORMATION (unaudited)

The Fund intends to pass through foreign tax credits of $1,318,546 and has derived gross income from sources within foreign countries amounting to $16,597,151.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 2% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West MFS International Value Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received by brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West MFS International Value Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS	AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)             (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

                  (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                  (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015